Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 760,612	$ 799,029	$ 1,731,177	$ 979,907
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	311,998	284,392	513,563	965,296
Bad debt expense			352,740	1,175,424
Bad debt expense(reverse)	350,169
Amortization of right of use assets	41,947	4,416	164,464
Deferred income tax assets		(163,168)	201,245	429,232
Employment cost settled by issuing common stock				140,000
Changes in assets and liabilities:
Accounts receivable	527,517	4,028,765	1,978,747	(6,013,323)
Inventories	(1,908,767)	(84,568)	17,025	125,255
Prepayment	(1,525,324)	(3,842,909)	(6,292,144)	(27,893)
Other receivables	59,069	10,723,849	10,758,708	18,885
Accounts payable and accrued payables	2,282,413	(5,540,309)	(2,393,158)	4,193,548
Advances from customers	(205,385)	382,816	196,950	29,008
Lease liability	(43,537)	(30,927)	(18,099)
Other payables	(529,642)	(2,942,573)	(2,280,387)	(207,549)
Net cash provided by operating activities	121,069	3,618,813	4,930,236	1,807,790
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property, plant and equipment, net	(27,857)
Investment in construction in progress			(1,158,773)	(75,346)
Net cash used in investing activities	(27,857)		(1,158,773)	(75,346)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuing common stock				280,000
Proceeds from (repayment to) related party	626	629,490	302,617	(845,807)
Repayment of short-term loans	(267,034)	(4,603,617)	(4,666,185)	(802,440)
Net cash used in financing activities	(266,408)	(3,974,127)	(4,363,568)	(1,368,247)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	195,978	62,146	281,284	(119,231)
NET INCREASE (DECREASE) IN CASH	22,782	(293,168)	(310,821)	244,966
CASH, BEGINNING OF PERIOD	38,013	348,834	348,834	103,868
CASH, END OF PERIOD	60,795	55,666	38,013	348,834
Cash paid during the period for:
Cash paid for interest expense, net of capitalized interest	77,566	961,726	(859,201)	(85,181)
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Debt transferred to related party from third parties				2,318,796
Disposal of Fixed assets for debt settlement without cash flow				12,087,691
Long term loan transfer to current portion of long-term debt				1,082,588
Long term investment without paying cash		10,933	10,894
Recognition of operating lease right of use asset			221,290
Acquisition of subsidiary by issuing common stock				$ 2,830,800
Recognization of operating lease right of use asset		$ 181,045